Options - Schedule of Company’s Share Option Activity for Employees and Members of the Board of Directors (Details) - Board of Directors [Member] - USD ($) $ / shares in Units, $ in Thousands				12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Share Options, Outstanding balance	1,345,036	1,295,367	1,570,991	1,491,776	1,345,036	1,295,367
Weighted Average Exercise Price, Outstanding balance	$ 2.95	$ 2.09	$ 1.78	$ 2.91	$ 2.95	$ 2.09
Weighted average remaining contractual life, Outstanding balance	7 years 2 months 1 day	6 years 14 days	4 years 11 months 19 days	6 years 9 months 29 days	7 years 2 months 1 day	6 years 14 days
Intrinsic value, Outstanding balance	$ 2,677	$ 84	$ 2,435	$ 68	$ 2,677	$ 84
Number of Share Options, Exercisable	641,851	863,616		889,439	641,851	863,616
Weighted Average Exercise Price, Exercisable	$ 2.15	$ 2.07		$ 2.49	$ 2.15	$ 2.07
Weighted average remaining contractual life, Exercisable				5 years 7 months 6 days	5 years 1 month 13 days	4 years 8 months 12 days
Intrinsic value, Exercisable	$ 1,786	$ 84		$ 66	$ 1,786	$ 84
Number of Share Options, Granted				214,600	462,200	151,600
Weighted Average Exercise Price, Granted				$ 2.84	$ 4.51	$ 2.88
Number of Share Options, Exercised				(11,060)	(401,031)	(168,447)
Weighted Average Exercise Price, Exercised				$ 1.77	$ 1.98	$ 0.29
Number of Share Options, Forfeited or expired				(56,800)	(11,500)	(258,777)
Weighted Average Exercise Price, Forfeited or expired				$ 3.73	$ 2.65	$ 1.81